Property, leasehold improvements and equipment - Roll-forward - Cost (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		$ 2,852,674	$ 2,566,095
Property, plant and equipment at end of period	$ 149,741	3,112,540	2,852,674	$ 2,566,095
Cost
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		3,850,157	3,446,870	3,506,149
Acquisitions		382,699	318,794	237,864
Reclassification to other assets		(32,474)
Disposals			(57)	(45)
Reclassification to improvements				(283,728)
Transfers		(3,392)
Other		38,197	84,550	(13,370)
Property, plant and equipment at end of period		4,235,187	3,850,157	3,446,870
Accumulated depreciation
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		(997,483)	(880,775)	(781,853)
Depreciation		(125,164)	(116,857)	(98,967)
Disposals			44	45
Other			105
Property, plant and equipment at end of period		(1,122,647)	(997,483)	(880,775)
Land
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		1,426,363	1,426,363
Property, plant and equipment at end of period		1,426,363	1,426,363	1,426,363
Land | Cost
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		1,426,363	1,426,363	1,709,508
Acquisitions				583
Reclassification to improvements				(283,728)
Property, plant and equipment at end of period		1,426,363	1,426,363	1,426,363
Leasehold improvements
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		997,063	910,312
Property, plant and equipment at end of period		1,368,967	997,063	910,312
Leasehold improvements | Cost
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		1,558,841	1,382,246	1,259,802
Acquisitions		3,562	1,716	10,986
Transfers		481,004	182,626	113,155
Other		(7,350)	(7,747)	(1,697)
Property, plant and equipment at end of period		2,036,057	1,558,841	1,382,246
Leasehold improvements | Accumulated depreciation
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		(561,778)	(471,934)	(402,528)
Depreciation		(105,312)	(89,844)	(69,406)
Property, plant and equipment at end of period		(667,090)	(561,778)	(471,934)
Machinery and equipment
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		31,231	41,297
Property, plant and equipment at end of period		29,687	31,231	41,297
Machinery and equipment | Cost
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		212,820	210,537	207,749
Acquisitions		4,033	2,283	1,473
Transfers		178
Other				1,315
Property, plant and equipment at end of period		217,031	212,820	210,537
Machinery and equipment | Accumulated depreciation
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		(181,589)	(169,240)	(154,149)
Depreciation		(5,755)	(12,349)	(15,091)
Property, plant and equipment at end of period		(187,344)	(181,589)	(169,240)
Furniture and office equipment
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		50,384	50,106
Property, plant and equipment at end of period		44,174	50,384	50,106
Furniture and office equipment | Cost
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		213,321	201,353	162,467
Acquisitions		4,532	12,081	38,886
Disposals			(57)
Transfers		424
Other			(56)
Property, plant and equipment at end of period		218,277	213,321	201,353
Furniture and office equipment | Accumulated depreciation
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		(162,937)	(151,247)	(139,681)
Depreciation		(11,166)	(11,794)	(11,566)
Disposals			44
Other			60
Property, plant and equipment at end of period		(174,103)	(162,937)	(151,247)
Transportation equipment
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		660	38
Property, plant and equipment at end of period		513	660	38
Transportation equipment | Cost
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		18,927	18,259	18,259
Acquisitions			668
Property, plant and equipment at end of period		18,927	18,927	18,259
Transportation equipment | Accumulated depreciation
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		(18,267)	(18,221)	(18,208)
Depreciation		(147)	(46)	(13)
Property, plant and equipment at end of period		(18,414)	(18,267)	(18,221)
Computer equipment
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		4,590	6,136
Property, plant and equipment at end of period		6,468	4,590	6,136
Computer equipment | Cost
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		77,502	76,269	73,144
Acquisitions		3,722	1,233	3,170
Disposals				(45)
Transfers		940
Property, plant and equipment at end of period		82,164	77,502	76,269
Computer equipment | Accumulated depreciation
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		(72,912)	(70,133)	(67,287)
Depreciation		(2,784)	(2,824)	(2,891)
Disposals				45
Other			45
Property, plant and equipment at end of period		(75,696)	(72,912)	(70,133)
Construction in progress for leasehold improvements
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		342,383	131,843
Property, plant and equipment at end of period		236,368	342,383	131,843
Construction in progress for leasehold improvements | Cost
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		342,383	131,843	75,220
Acquisitions		366,850	300,813	182,766
Reclassification to other assets		(32,474)
Transfers		(485,938)	(182,626)	(113,155)
Other		45,547	92,353	(12,988)
Property, plant and equipment at end of period		$ 236,368	$ 342,383	$ 131,843